Long-term investment (Tables)	12 Months Ended
Dec. 31, 2020
Long-term investment
Schedule of Long-term Investment

As of December 31, 2019 and 2020, the long-term investment consisted of the following:

			December 31,
	Initial Cost	Ownership	2019
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	286,689
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	716,723
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	488,227,667
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	18,333,122
Madison Developments Limited.	19,095,969	50%	16,294,996
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	41,452,466
Others	69,160,051	n/a	48,308,262
Total			613,619,925

			December 31,
	Initial Cost	Ownership	2020
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	306,518
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	766,295
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	532,385,009
Jiazhaoye Health Industry (Sanya) Investment Co., Ltd	225,290,809	49%	225,290,809
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	18,337,862
Madison Developments Limited.	19,095,969	50%	15,766,779
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	21,266,345
Others	69,160,051	n/a	60,157,239
Total			874,276,856

Schedule of equity method investees

December 31,
2020
US$
(in thousands)
Current assets	1,033,115
Non-current assets	474,450
Current liabilities	695,446
Non-current liabilities	414,178
Non-controlling interest	(2,735)
Gross revenue	345,886
Gross profit	86,073
Income from continuing operations	65,222
Net gain	44,497
Net gain attributable to the Company	17,028